Supplement to the

Fidelity® Strategic Dividend & Income® Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2007

Effective September 4, 2007, Christopher Sharpe is no longer a portfolio manager of Fidelity Strategic Dividend & Income Fund. All references to Mr. Sharpe in the Management Contract section beginning on page 25 are no longer applicable.

SDIB-07-01 November 1, 2007
1.796004.108

Supplement to the

Fidelity Advisor Strategic Dividend & Income Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® Strategic Dividend and Income® Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2007

Effective September 4, 2007, Christopher Sharpe is no longer a portfolio manager of Fidelity Advisor Strategic Dividend & Income Fund. All references to Mr. Sharpe in the Management Contract section beginning on page 26 are no longer applicable.

ASDI/ASDIIB-07-01 November 1, 2007
1.795998.106

Supplement to the

Fidelity® Strategic Real Return Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2007

Effective September 4, 2007, Christopher Sharpe is no longer a portfolio manager of the fund. All references to Mr. Sharpe in the Management Contract section beginning on page 30 are no longer applicable.

RRSB-07-02 November 1, 2007
1.832410.103

Supplement to the

Fidelity Advisor Strategic Real Return Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® Strategic Real Return Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2007

Effective September 4, 2007, Christopher Sharpe is no longer a portfolio manager of the fund. All references to Mr. Sharpe in the Management Contract section beginning on page 29 are no longer applicable.

ARRS/ARRSIB-07-02 November 1, 2007
1.832411.103